ACCOUNTING POLICIES AND GOING CONCERN (Policies)	9 Months Ended
Sep. 30, 2023
ACCOUNTING POLICIES AND GOING CONCERN
Going concern

Going concern

TORM monitors its funding position throughout the year to ensure that it has access to sufficient funds to meet its forecast cash requirements, including newbuilding, second-hand vessels and loan commitments, and to monitor compliance with the financial covenants within its loan facilities. As of 30 September 2023, TORM’s available liquidity including undrawn facilities was USD 389.8m, including a total cash position of USD 270.7m (including restricted cash of USD 30.4m). TORM’s net interest-bearing debt was USD 825.1m, and the net debt loan-to-value ratio was 27.1%. TORM performs sensitivity calculations to reflect different scenarios including, but not limited to, future freight rates and vessel valuations in order to identify risks to future liquidity and covenant compliance and to enable Management to take corrective actions, if required.

The sensitivity calculation is similar to those applied in connection with covenant testing in the Annual Report 2022. The principal risks and uncertainties facing TORM are set out on page 71 in the Annual Report 2022.

NOTE 12 – ACCOUNTING POLICIES AND GOING CONCERN - Continued

A key element for TORM’s financial performance in the going concern period relates to the increased geopolitical risk following Russia’s invasion of Ukraine in February 2022 and the associated effects on the product tanker market. The changed geopolitical situation has so far been positive for the product tanker market, and TORM’s base case assumes that this positive sentiment related to freight rates and vessel values will continue until Q4 2024. TORM also closely monitors the development of the conflict between Hamas and Israel and potential effects on the product tanker market. In the base case, TORM has sufficient liquidity and headroom for all the covenant limits.

The Board of Directors has considered TORM’s cash flow forecasts and the expected compliance with TORM’s financial covenants for a period of not less than 12 months from the date of approval of this interim report. Based on this review, the Board of Directors has a reasonable expectation that, taking into account reasonably possible changes in trading performance and vessel valuations, TORM will be able to continue in operational existence and comply with its financial covenants for the next 12 months. Accordingly, TORM continues to adopt the going concern basis in preparing its financial statements.